Annual Total Returns - Fidelity Freedom® 2010 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2010 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2010 Fund - Class K
Bar Chart Table:
Annual Return 2018	(3.52%)
Annual Return 2019	14.41%
Annual Return 2020	11.19%
Annual Return 2021	5.64%